BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Bank and Other Borrowings

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Total bank and other borrowings	1,620,202	2,116,924	324,433
Comprised of:
Short-term	285,500	24,481	3,752
Long-term, current portion	42,939	124,395	19,064
	328,439	148,876	22,816
Long-term, non-current portion	1,291,763	1,968,048	301,617
	1,620,202	2,116,924	324,433

Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-Term and Other Debt

	RMB	US$
Within one year	124,395	19,064
Between one and two years	172,131	26,381
Between two and three years	248,715	38,117
Between three and four years	445,079	68,211
Above four years	1,102,123	168,908
	2,092,443	320,681